NOTES RECEIVABLE (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Notes receivable	$ 0	$ 230,663
Notes Receivable Interest Rate Terms	rates ranging from prime to prime + 1.00
Prime Rate	3.25%	3.25%